Operating Risk (Tables)	12 Months Ended
Dec. 31, 2015
Sales Revenue, Net
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable

Details of customers accounting for 10% or more of total net revenue for the years ended December 31, 2015 and 2014 are as follows:

	2015		2014
Customer	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Blackrock Income UK Holding Limited	26,202	14%	—	—
RI Income UK Holding Limited	24,142	13%	—	—
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	21,635	11%	—	—
Shotoco Energy, LLC	21,281	11%	—	—
Zhongwei Hanky Wiye Solar Co., Ltd.	8,387	4%	27,871	30%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	5,085	3%	23,939	26%
Xinyu Realforce Energy Co., Ltd.	—	—	23,585	26%
KDC Solar Credit LS, LLC	—	—	11,886	13%
	$106,732	56%	$87,281	95%

Accounts Receivable
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable

Details of customers accounting for 10% or more of total accounts receivable, notes receivable, costs and estimated earnings in excess of billings on uncompleted contracts and finance lease receivable at December 31, 2015 and 2014, respectively are:

	2015		2014
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	26,839	17%	28,751	27%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	21,228	14%	—	—
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	23,913	16%	27,008	25%
Xinyu Realforce Energy Co., Ltd.	13,508	9%	24,776	23%

	85,488	56%	80,535	75%